U.S. SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                          FORM 24F-2
               Annual Notice of Securities Sold
                    Pursuant to Rule 24f-2



          1.   Name and address of issuer:

               T. Rowe Price Summit Funds, Inc.
          100 East Pratt Street
               Baltimore, MD 21202

          2.   The name of each series or class of securities
          for which this Form is filed (If the Form is
          being filed for all series and classes of
          securities of the issuer, check the box but
          do not list series or classes):    /T/

          3.   Investment Company Act File Number:  811-7093

          Securities Act File Number:  33-50319

          4a.  Last day of fiscal year for which this Form is filed:

          October 31, 1998

          4b. / / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2.)

               Note:  If the Form is being filed late,
          interest must be paid on the registration fee due.

          4c. / / Check box if this is the last time the issuer will be filing the Form.

          5.   Calculation of registration fee:

(i)  Aggregate sale price of securities
     sold during the fiscal year pursuant
     to section 24(f):                            $3,040,566,331

(ii) Aggregate price of securities redeemed
     or repurchased during the fiscal year:  $2,431,571,174

     (iii)     Aggregate price of securities redeemed
     or repurchased during any prior fiscal year
     ending no earlier than October 11, 1995
     that were not previously used to reduce
     registration fees payable to the
     Commission:                             $     -0-

          (iv) Total available redemption credits
     [add items 5(ii) and 5(iii)]:                -$2,431,571,174

          (v)  Net sales - if Item 5(i) is greater
     than Item 5(iv) [subtract Item 5(iv) from
     Item 5(i):                                   $608,995,157

          (vi) Redemption credits available for use in future
               years - if Item 5(I)is less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(I)]:        ($       -0-)

     (vii)     Multiplier for determining registration fee (See
          Instruction C.9:                                x .000278

          (viii)Registration fee due [multiply Item 5(v)
               by Item 5(vii)]  (enter "0" if no fee is
          due):                                        $169,300.66

          6.   Prepaid Shares

               If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

          7.   Interest due - if this Form is being
          filed more than 90 days after the end
          of the issuer's fiscal year (see
          Instruction D):                              +$    -0-

          8.   Total of the amount of the registration
          fee due plus any interest due [line 5(viii)
          plus line 7]:                           $169,300.66

          9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about December 21, 1998

               Method of delivery:     Wire transfer

          SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


          Carmen F. Deyesu, Treasurer

          December 21, 1998